Significant Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	40 years
Structures [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Structures [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	40 years
Machinery and equipment (Telecommunications equipment and others) [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	2 years
Machinery and equipment (Telecommunications equipment and others) [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	40 years
Vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	4 years
Vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	6 years
Tools [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	4 years
Tools [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	6 years
Office equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	2 years
Office equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	6 years